Summary of Significant Accounting Policies - Impact of New Accounting Pronouncement - Balance Sheet Table (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Other current assets	[1],[2]	$ 26,181	$ 15,409
Net property, plant and equipment	[1]	8,410,353	6,765,900
Other assets	[1],[3]	67,194	11,757
Liabilities
Accrued liabilities	[1],[4]	127,874	47,899
Deferred income taxes	[1]	280,017	139,635
Other liabilities	[1],[5]	132,130	3,494
Equity and partners' capital
Total equity and partners' capital	[1]	4,919,597	$ 5,021,182	$ 4,897,669	$ 4,643,386
Accounting Standards Update 2014-09 [Member] | Without Adoption of Topic 606 [Member]
Assets
Other current assets		20,782
Net property, plant and equipment		8,291,554
Other assets		24,972
Liabilities
Accrued liabilities		121,967
Deferred income taxes		254,939
Other liabilities		2,741
Equity and partners' capital
Total equity and partners' capital		4,913,551
Accounting Standards Update 2014-09 [Member] | Effect of Change Increase / (Decrease) [Member]
Assets
Other current assets		5,399
Net property, plant and equipment		118,799
Other assets		42,222
Liabilities
Accrued liabilities		5,907
Deferred income taxes		25,078
Other liabilities		129,389
Equity and partners' capital
Total equity and partners' capital		$ 6,046

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Other current assets includes affiliate amounts of $3.7 million and zero as of December 31, 2018 and 2017, respectively.
[3]	Other assets includes affiliate amounts of $42.2 million and zero as of December 31, 2018 and 2017, respectively.
[4]	Accrued liabilities includes affiliate amounts of $2.2 million and $0.2 million as of December 31, 2018 and 2017, respectively.
[5]	Other liabilities includes affiliate amounts of $47.8 million and $0.7 million as of December 31, 2018 and 2017, respectively.